FIRST INVESTORS SERIES FUND
95 Wall Street New York,
New York 10005
(212) 858-8126


                                                                January 21, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549

            Re:   First Investors Series Fund
                  File Nos. 333-92069 and 811-5690
                  --------------------------------

Gentlemen:

      Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Act"), First Investors Series Fund (the "Fund") hereby certifies:

      (1) The form of Prospectus/Proxy Statement that would have been filed under Rule 497(B) of the Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement filed on Form N-14; and

      (2) The text of Pre-Effective Amendment No. 1 was filed electronically with the Commission.

                                    Very truly yours,

                                    FIRST INVESTORS SERIES FUND

                                    By: /s/ C. Durso
                                        --------------------
                                        C. Durso, Vice President